Commitments and Contingencies - Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rent expense						$ 101.1	$ 83.7	$ 66.9
Guaranteed residual value of operating leases	28.7					28.7
Gain on lawsuit settlements	$ 0.7	$ 0.5	$ 8.4	$ 8.3	$ 17.2	$ 17.9
Number of defendants class action is pending against	2					2